RESTATEMENT OF FINANCIAL STATEMENT (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016	Mar. 03, 2017
Prepaid taxes		$ 103,000		$ 103,000
Gain on bargain purchase
Increased in deferred tax liability , Non-current				260,323
Adjustment [Member]
Uncertain tax liability	[1]	129,000		129,000
Gain on bargain purchase				2,161,646	[1]
Increased in prepaid taxes				103,000
Increased in deferred tax liability , current				91,000
Increased in deferred tax liability , Non-current				2,044,646
Increased in uncertain tax liability	[2]	1,000		1,000
Income tax benefit		240,233		259,323
Decreased in loss attributable to non-controlling interest		$ 108,105		$ 116,695
Neese [Member]
Prepaid taxes							$ 103,000
Deferred taxes liabilities							2,161,646
Uncertain tax liability							$ 129,000

[1]	The Company determined the bargain purchase gain recorded upon the acquisition of Neese on March 3, 2017 excluded prepaid taxes of $103,000, deferred taxes liabilities of $2,161,646 and an uncertain tax liability of $129,000. The gain on bargain purchase was reduced by $2,161,646 from the statement of operations in the period ending June 30, 2017 and prepaid tax was increased by $103,000, the current deferred tax liability increased $91,000 and uncertain tax liability of $129,000 and non-current deferred tax liability increased $2,044,646.
[2]	The Company adjusted the impact on the tax expense (benefit) and prepaid taxes and tax liabilities for the three and six months ending June 30, 2017. The uncertain tax liability increased $1,000 and non-current deferred tax liability decreased $260,323 resulting in a tax benefit of $240,233 and $259,323 for the three and six months ending June 30, 2017, respectively. Furthermore, the loss attributable to non-controlling interest was decreased by $108,105 and $116,695 for the three and six months ending June 30, 2017, respectively.